                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2013

Check here if Amendment: [_]; Amendment Number: ____________

 This Amendment (check only one):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fairfax Financial Holdings Limited
Address:  95 Wellington Street West
          Suite 800
          Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Rivett
Title:  Vice President, Operations
Phone:  416-367-4941

Signature, Place, and Date of Signing:


/s/ Paul Rivett            Toronto, ON            May 14, 2013
-----------------

Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $2,677,560
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number       Name
01    028-12555                  Hamblin Watsa Investment Counsel Ltd.
02    028-12556                  V. Prem Watsa

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                      FAIRFAX FINANCIAL HOLDINGS LIMITED
                          FORM 13F INFORMATION TABLE
                                March 31, 2013

                                                               COLUMN
             COLUMN 1                 COLUMN 2      COLUMN 3     4           COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------  --------------  --------- --------- ------------------- ---------- -------- ----------------
                                                               VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------  --------------  --------- --------- ---------- --- ---- ---------- -------- ---- ------ ----
BCE INC.                            COM NEW         05534B760    12,518    268,300  SH       DEFINED    01,02   SOLE
BALDWIN & LYONS INC                 CL B            057755209    23,044    969,875  SH       DEFINED    01,02   SOLE
BERKSHIRE HATHAWAY INC.             CL A            084670108       936          6  SH       DEFINED    01,02   SOLE
BERKSHIRE HATHAWAY INC.             CL B NEW        084670702     2,091     20,100  SH       DEFINED    01,02   SOLE
BRISTOL MYERS SQUIBB CO             COM             110122108       288      7,000  SH       DEFINED    01,02   SOLE
CFS BANCORP INC.                    COM             12525D102        79     10,000  SH       DEFINED    01,02   SOLE
CITIGROUP INC                       COM NEW         172967424       885     20,000  SH       DEFINED    01,02   SOLE
CNINSURE INC                        SPONSORED ADR   18976M103       270     45,000  SH       DEFINED    01,02   SOLE
CRESUD S A C I F Y A                SPONSORED ADR   226406106     6,789    723,012  SH       DEFINED    01,02   SOLE
DELL INC                            COM             24702R101   128,455  8,976,589  SH       DEFINED    01,02   SOLE
EXCO RESOURCES INC                  COM             269279402    77,091 10,812,200  SH       DEFINED    01,02   SOLE
HEWLETT-PACK CO                     COM             428236103       486     20,400  SH       DEFINED    01,02   SOLE
HOLOGIC INC                         COM             436440101       452     20,000  SH       DEFINED    01,02   SOLE
INTEL CORP                          SDCV            458140AD2    12,204 11,500,000 PRN       DEFINED    01,02   SOLE
JOHNSON & JOHNSON                   COM             478160104   484,062  5,941,600  SH       DEFINED    01,02   SOLE
KENNEDY-WILSON HLDGS INC            COM             489398107     6,196    400,000  SH       DEFINED    01,02   SOLE
LEVEL 3 COMMUNICATIONS INC          COM NEW         52729N308   262,243 12,931,094  SH       DEFINED    01,02   SOLE
LEVEL 3 COMMUNICATIONS INC          NOTE            52729NBP4    87,422 75,000,000 PRN       DEFINED    01,02   SOLE
MBIA INC                            COM             55262C100       308     30,000  SH       DEFINED    01,02   SOLE
MERCK & CO. INC.                    COM             58933Y105       354      8,000  SH       DEFINED    01,02   SOLE
NAM TAI ELECTRS INC                 COM PAR         629865205       476     35,000  SH       DEFINED    01,02   SOLE
NEW ORIENTAL ED & TECH GRP INC      SPON ADR        647581107       399     22,200  SH       DEFINED    01,02   SOLE
NEW YORK COMMUNITY BANCORP INC      COM             649445103       574     40,000  SH       DEFINED    01,02   SOLE
NEW YORK TIMES CO                   CL A            650111107       490     50,000  SH       DEFINED    01,02   SOLE
NOVADAQ TECHNOLOGIES INC            COM             66987G102    23,325  2,358,487  SH       DEFINED    01,02   SOLE
OLD REPUBLIC INTL CORPORATION       COM             680223104       572     45,000  SH       DEFINED    01,02   SOLE
OVERSTOCK.COM INC                   COM             690370101    41,648  3,388,774  SH       DEFINED    01,02   SOLE
PATTERSON UTI ENERGY INC            COM             703481101       453     19,000  SH       DEFINED    01,02   SOLE
PFIZER INC                          COM             717081103     6,777    235,000  SH       DEFINED    01,02   SOLE
PROVIDENT NEW YORK BANCORP          COM             744028101       226     25,000  SH       DEFINED    01,02   SOLE
RESEARCH IN MOTION LTD              COM             760975102   748,686 51,854,700  SH       DEFINED    01,02   SOLE
RESOLUTE FOREST PRODUCTS            COM             76117W109   400,884 24,776,519  SH       DEFINED    01,02   SOLE
RYANAIR HLDGS PLC                   SPONSORED ADR   783513104     7,938    189,900  SH       DEFINED    01,02   SOLE
SLM CORP                            COM             78442P106       512     25,000  SH       DEFINED    01,02   SOLE
SANDRIDGE ENERGY INC                COM             80007P307   170,756 32,463,200  SH       DEFINED    01,02   SOLE
SUPERMEDIA INC                      COM             868447103     1,390    362,974  SH       DEFINED    01,02   SOLE
US BANCORP DEL                      COM NEW         902973304    98,625  2,909,279  SH       DEFINED    01,02   SOLE
USG CORP                            COM NEW         903293405     1,132     42,800  SH       DEFINED    01,02   SOLE
ULTRA PETROLEUM CORP                COM             903914109       670     33,400  SH       DEFINED    01,02   SOLE
WAL-MART STORES INC                 COM             931142103    16,447    220,000  SH       DEFINED    01,02   SOLE
WELLS FARGO & CO. NEW               COM             949746101    48,923  1,323,663  SH       DEFINED    01,02   SOLE
ZHONGPIN INC                        COM             98952K107       484     37,500  SH       DEFINED    01,02   SOLE
                                                 Total Value  2,677,560
                                         Total Position Item         42